STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted
		Average
	Number of	Exercise	Aggregate
	shares under	Price Per	Intrinsic
	options	Share	Value

Balance outstanding, January 1, 2014	11,888,250	$0.61	$4,542,715
Forfeited/Expired	(1,886,250)	0.53	-
Exercised	(1,077,000)	0.32	-
Granted	2,883,500	0.74	-
Balance outstanding, December 31, 2014	11,808,500	0.62	4,273,243
Forfeited/Expired	(1,550,000)	0.86	-
Exercised	(155,000)	0.32	-
Granted	2,510,000	0.49	-

Balance outstanding, December 31, 2015	12,613,500	$0.57	$3,940,061
Vested and expected to vest at December 31, 2015	12,588,400	$0.57	$3,904,620

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	For the Year Ended December 31,
	2015	2014
Dividend yield	0	0
Expected volatility	65%	81 - 100%
Risk free interest rate	0.58%	0.69 - 0.82%
Expected life (years)	3.26	2.94

Schedule of Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
OPTIONS OUTSTANDING
		REMAINING	NUMBER OF
EXERCISE	NUMBER OF	CONTRACTUAL	OPTIONS
PRICE	OPTIONS	LIFE (YEARS)	EXERCISABLE	INTRINSIC VALUE

$0.83	2,290,000	0.43	2,290,000	$1,122,100
0.60	100,000	0.70	100,000	36,072
0.31	1,720,000	1.65	1,720,000	267,571
0.46	1,885,000	2.56	1,885,000	457,867
0.41	15,000	2.67	15,000	3,012
0.35	1,250,000	7.30	1,250,000	338,000
0.74	2,843,500	3.25	2,843,500	1,148,928
0.48	2,060,000	4.37	1,030,000	210,841
0.53	450,000	4.48	225,000	57,263
$0.57	12,613,500	3.02	11,358,500	$3,641,654

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding [Table Text Block]
	Shares	Issue Price

Unvested at January 1, 2014	-	$-

Granted	559,122	0.74

Unvested at December 31, 2015	559,122	0.74

Granted	428,396	0.50
Vested	(559,122)	0.74

Unvested December 31, 2015	428,396	$0.50

Expected to vest after December 31, 2015	428,396	$0.50

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
		Broker
		Warrant	Share	Warrant
	Broker	Exercise	Purchase	Exercise
Expiration Date	Warrants	Price	Warrants	Price
May 23, 2017	255,721	$0.44	-	$-
December 21, 2017	-	-	3,310,812	0.50